Shareholder Fees	Mar. 31, 2025 USD ($)
WisdomTree Global ex-U.S. Quality Growth Fund | WisdomTree Global ex-U.S. Quality Growth Fund
Prospectus [Line Items]
Shareholder Fee, Other	$ 0